OTHER FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Financial Income And Cost [Abstract]
OTHER FINANCE INCOME AND EXPENSES	OTHER FINANCE INCOME AND EXPENSES

Amounts in $ ‘000	2025	2024	2023
Interest income	2,176	4,858	3,663
Foreign currency gains	—	1,985	—
Other finance income	2,176	6,843	3,663
Amortization and interest on convertible bonds	(9,685)	(7,699)	(4,876)
Fees and expenses on repayment and issuance convertible bonds	—	(1,151)	—
Interest leases	(1,034)	(1,038)	(1,088)
Foreign currency losses	(7,225)	—	(2,971)
Other finance expenses	(196)	(56)	(134)
Other finance expenses	(18,140)	(9,944)	(9,069)

Total other finance income and expenses	(15,964)	(3,101)	(5,406)
Interest income
Since 2023, the Company has used excess cash to invest in euro denominated readily convertible S&P AA1-rated government treasury certificates with a maturity of six months or less from the date of acquisition. Since 2024, excess cash has also been used to invest in money market funds. In 2025, interest income decreased compared to 2024, primarily due to a lower level of excess cash available for investments, as well as a decline in prevailing market interest rates. Reference is made to Note 14. Marketable securities for more information on these investments.
Foreign currency results
Foreign currency results primarily arise from the revaluation of intercompany balances and transactions denominated in foreign currencies. The losses in 2025 mainly relate to currency differences arising within the Group where the functional currency of the entity differs from the currency in which intercompany balances and transactions are denominated.
Expenses on convertible bonds
Amortization and interest on convertible bonds in 2025, 2024 and 2023 relate to the amortized costs and coupons on the convertible bonds as disclosed in Note 18. Convertible bonds. The amortized costs are calculated at the effective rate of interest, which takes account of any equity component on recognition such as early repayment options. The fees and expenses on repayment and issuance of the convertible bonds relate to the premium paid over the current carrying amount upon repayment and to the direct costs allocated to the conversion option as disclosed in Note 18. Convertible bonds.